Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net	$ 6,880,026	$ 5,968,255	$ 10,547,136	$ 11,706,789	$ 19,629,062	$ 16,502,209
Cost of revenues	4,889,784	3,924,252	7,308,196	7,869,810	12,822,450	11,425,619
Gross profit	1,990,242	2,044,003	3,283,940	3,836,979	6,806,612	5,076,590
Operating expenses:
Selling, general and administrative	2,770,930	3,392,596	6,963,643	6,441,784	15,909,840	9,718,286
Gain on change in fair value of earnout liability					(520,000)
Impairment of goodwill					4,443,000
Total operating expenses					19,832,840	9,718,286
Operating loss	(780,688)	(1,348,593)	(3,724,703)	(2,604,805)	(13,026,228)	(4,641,696)
Other (expense) income:
Rental income	25,703	25,703	51,407	51,407	102,815	102,815
Interest expense	(847,154)	(401,170)	(1,571,111)	(525,864)	(1,298,168)	(501,221)
Gain on divestiture			4,911,760
Other income					3,054
Total other (expense) income	(821,451)	(375,467)	3,392,056	(474,457)	(1,192,299)	(398,406)
Loss before income taxes	(1,602,139)	(1,724,060)	(332,647)	(3,079,262)	(14,218,527)	(5,040,102)
Income tax expense		51,005		74,200	(19,547)	303,915
Net income (loss)	(1,602,139)	(1,775,065)	(332,647)	(3,153,462)	(14,198,980)	(5,344,017)
Net (loss) income attributable to noncontrolling interests	22,241	(39,648)	22,241	17,245	(1,269,274)	(13,891)
Net income (loss) attributable to Edison Nation, Inc.	$ (1,624,380)	$ (1,735,417)	$ (354,888)	$ (3,170,707)	$ (12,929,706)	$ (5,330,126)
Net loss per share:
Net loss per share - basic and diluted	$ (0.18)	$ (0.30)	$ (0.04)	$ (0.55)	$ (2.36)	$ (1.28)
Weighted average number of common shares outstanding - basic and diluted	8,920,554	5,702,693	8,551,012	5,682,150	6,026,049	4,157,054